Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PUTNAM FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Dec. 30, 2014
Document Creation Date	dei_DocumentCreationDate	Jan. 20, 2015